UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  028-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Compliance Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

 /s/     Ruth Wesner Adams     Cincinnati, OH     October 28, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $225,393 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    10682   208871 SH       SOLE                   208871        0        0
Anheuser Busch Companies Incor ADR		035229103    10247   193405 SH       SOLE                   193405        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     6570   353395 SH       SOLE                   353395        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     1561    21975 SH       SOLE                    21975        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    12846   466270 SH       SOLE                   466270        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101     2515   103320 SH       SOLE                   103320        0        0
Canadian Oil Sands Limited CAN FOREIGN EQUITY   13643E105     8704   448155 SH       SOLE                   448155        0        0
CENOVUS ENERGY INC             COM              15135U109     6149   200046 SH       SOLE                   200046        0        0
Cheung Kong Hldgs Limited Adr  ADR	        166744201      523    47560 SH       SOLE                    47560        0        0
Cheung Kong Holdings Limited O FOREIGN EQUITY   Y13213106    10686   969000 SH       SOLE                   969000        0        0
COCA COLA CO                   COM              191216100      540     8000 SH       SOLE                     8000        0        0
COMCAST CORP NEW               CL A             20030N101       14      673 SH       SOLE                      673        0        0
COMCAST CORP NEW               CL A SPL         20030N200     8185   395048 SH       SOLE                   395048        0        0
ENCANA CORP                    COM              292505104     6092   317101 SH       SOLE                   317101        0        0
EXXON MOBIL CORP               COM              30231G102      741    10200 SH       SOLE                    10200        0        0
Fairfax Finl Hldgs Limited     FOREIGN EQUITY   303901102     7996    20893 SH       SOLE                    20893        0        0
Fanuc Limited Shs JAPAN        FOREIGN EQUITY   J13440102      225     1600 SH       SOLE                     1600        0        0
Groupe Danone Shs FRANCE       FOREIGN EQUITY   F12033134     8295   134110 SH       SOLE                   134110        0        0
Henderson Land Dev Company Lim FOREIGN EQUITY   Y31476107     9681  2123000 SH       SOLE                  2123000        0        0
Henderson Ld Dev Limited Spons ADR 		425166303      270    59340 SH       SOLE                    59340        0        0
INTEL CORP                     COM              458140100    10103   473530 SH       SOLE                   473530        0        0
ISHARES TR                     DJ OIL&GAS EXP   464288851      170     3315 SH       SOLE                     3315        0        0
ISHARES TR                     S&P DEV EX-US    464288422      392    14121 SH       SOLE                    14121        0        0
JOHNSON & JOHNSON              COM              478160104      518     8133 SH       SOLE                     8133        0        0
JPMORGAN CHASE & CO            COM              46625H100     5072   168390 SH       SOLE                   168390        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     2106    26635 SH       SOLE                    26635        0        0
LEGG MASON INC                 COM              524901105      569    22150 SH       SOLE                    22150        0        0
MEDTRONIC INC                  COM              585055106     8044   241990 SH       SOLE                   241990        0        0
MERCK & CO INC NEW             COM              58933Y105      277     8473 SH       SOLE                     8473        0        0
MICROSOFT CORP                 COM              594918104    11009   442297 SH       SOLE                   442297        0        0
Nestle S A Sponsored Adr SWITZ ADR 		641069406    10052   182234 SH       SOLE                   182234        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109    10199   182880 SH       SOLE                   182880        0        0
Oakmark International Small Ca MUTUAL FUND	413838509     8419   728294 SH       SOLE                   728294        0        0
PEPSICO INC                    COM              713448108     4988    80576 SH       SOLE                    80576        0        0
PROCTER & GAMBLE CO            COM              742718109      994    15729 SH       SOLE                    15729        0        0
Pyi Corporation Limited Shs BE FOREIGN EQUITY   G7304P105      914 28449000 SH       SOLE                 28449000        0        0
REPUBLIC SVCS INC              COM              760759100     6393   227850 SH       SOLE                   227850        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      475     7720 SH       SOLE                     7720        0        0
SCHLUMBERGER LTD               COM              806857108      627    10500 SH       SOLE                    10500        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     8842   237550 SH       SOLE                   237550        0        0
TOTAL S A                      SPONSORED ADR    89151E109     6834   155780 SH       SOLE                   155780        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     1041    18036 SH       SOLE                    18036        0        0
Vanguard Total International S MUTUAL FUND	921909602      655    50727 SH       SOLE                    50727        0        0
WASHINGTON FED INC             COM              938824109      366    28756 SH       SOLE                    28756        0        0
WELLS FARGO & CO NEW           COM              949746101     7457   309160 SH       SOLE                   309160        0        0
Wheelock Company Limited Ord H FOREIGN EQUITY  	Y9553V106     6355  2128000 SH       SOLE                  2128000        0        0
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